                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0800

                    Van Kampen Select Sector Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   7/31/04

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)


PAR
AMOUNT
(000)      DESCRIPTION                                                               COUPON     MATURITY              VALUE
           MUNICIPAL BONDS  153.0%
           ALABAMA   4.6%
 $ 1,865   Alabama St Univ Rev Gen Tuition & Fee Ser B (MBIA Insd)                    5.250 %   03/01/33           $  1,911,457
   1,000   Montgomery, AL Wts (AMBAC Insd)                                            5.250     05/01/19              1,071,260
                                                                                                                   -------------
                                                                                                                      2,982,717
                                                                                                                   -------------

           CALIFORNIA   10.3%
   1,420   California St (AMBAC Insd)                                                 5.125     10/01/27              1,431,019
   1,000   California St Dept Wtr Res Pwr Rev Ser A                                   5.750     05/01/17              1,104,290
   1,000   California St Dept Wtr Res Pwr Rev Ser A (AMBAC Insd)                      5.500     05/01/16              1,101,160
   1,500   Los Angeles, CA Uni Sch Dist Ser A (FSA Insd) (a)                          5.250     07/01/19              1,609,755
   1,465   Los Angeles Cnty, CA Met Transn Auth Sales Tax Rev Prop C 2nd Sr Ser A
           Rfdg (AMBAC Insd)                                                          5.000     07/01/23              1,486,301
                                                                                                                   -------------
                                                                                                                      6,732,525
                                                                                                                   -------------

           COLORADO   7.5%
   1,000   Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives Ser A                 5.500     03/01/32              1,023,280
   1,000   Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth                  6.500     11/15/31              1,082,620
   1,280   Fremont Custer & El Paso Cnty CO Sch Dist No RE 2 Fremont (FSA Insd)       5.250     12/01/21              1,361,984
   1,500   Montrose, CO Mem Hosp                                                      6.000     12/01/33              1,456,575
                                                                                                                   -------------
                                                                                                                      4,924,459
                                                                                                                   -------------

           FLORIDA   1.6%
   1,000   Escambia Cnty, FL Hlth Fac Auth Hlth Fac Rev FL Hlthcare (AMBAC Insd)      5.950     07/01/20              1,037,680
                                                                                                                   -------------
                                                                                                                      1,037,680
                                                                                                                   -------------

           ILLINOIS   11.9%
   1,000   Chicago, IL Brd of Ed (Prerefunded @ 12/01/10) (FGIC Insd)                 5.500     12/01/31              1,124,270
   2,000   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien Ser A Rfdg (AMT)
           (MBIA Insd)                                                                5.375     01/01/32              2,021,840
     935   Chicago, IL Tax Increment Alloc Sub Cent Loop Ser A (ACA Insd)             6.500     12/01/08              1,037,196
   1,000   Chicago, IL Wastewtr Transmission Rev Second Lien (Prerefunded @
           01/01/10) (MBIA Insd)                                                      6.000     01/01/30              1,147,500
   1,000   Illinois Fin Auth Rev Northwestern Mem Hosp-Ser A                          5.500     08/15/43              1,009,420
   2,500   Will Cnty, IL Cmnty Unit Sch Dist No 365U Vly View Ser B (FSA Insd)            *     11/01/16              1,399,750
                                                                                                                   -------------
                                                                                                                      7,739,976
                                                                                                                   -------------

           INDIANA   1.5%
   1,000   Indiana St Dev Fin Auth Rev Rfdg (AMT)                                     5.950     08/01/30              1,009,710
                                                                                                                   -------------

           IOWA   2.6%
   1,515   Des Moines, IA Pub Pkg Sys Rev Ser A (FGIC Insd)                           5.750     06/01/14              1,699,391
                                                                                                                   -------------

           KANSAS  3.6%
   1,735   Cowley Cnty, KS Uni Sch Dist No 465 Winfield Impt Rfdg (MBIA Insd)         5.250     10/01/21              1,845,849
     500   Overland Park, KS Dev Corp Rev First Tier Ser A                            7.375     01/01/32                501,650
                                                                                                                   -------------
                                                                                                                      2,347,499
                                                                                                                   -------------
           KENTUCKY   2.1%
   1,280   Kenton Cnty, KY Arpt Brd Arpt Rev Cincinnati/Northn KY Intl Ser A Rfdg
           (AMT) (MBIA Insd)                                                          6.100     03/01/07              1,387,200
                                                                                                                   -------------

           LOUISIANA   7.5%
   1,750   Saint Charles Parish, LA Environmental Impt Rev LA Pwr & Lt Co Proj
           Ser A (AMT) (AMBAC Insd)                                                   6.875     07/01/24              1,791,965
   3,000   Saint Charles Parish, LA Pollutn Ctl Rev LA Pwr & Lt Co Proj Ser A
           (AMT) (FSA Insd)                                                           7.500     06/01/21              3,083,100
                                                                                                                   -------------
                                                                                                                      4,875,065
                                                                                                                   -------------

           MARYLAND   1.6%
   1,000   Maryland St Econ Dev Corp Student Hsg Rev Collegiate Hsg Salisbury
           Ser A                                                                      6.000     06/01/19              1,035,630
                                                                                                                   -------------

           MASSACHUSETTS   2.0%
   1,235   Massachusetts St Indl Fin Agy Rev Wtr Treatment Amern Hingham (AMT)        6.750     12/01/20              1,298,689
                                                                                                                   -------------

           MISSOURI   12.3%
   1,250   Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO
           Hosp Assoc                                                                 5.625     06/01/27              1,248,300
   3,855   Missouri St Hlth & Ed Fac Auth Hlth Fac Rev SSM Hlthcare Ser AA Rfdg
           (MBIA Insd)                                                                6.400     06/01/10              4,467,829
   2,250   Saint Charles, MO Ctfs Partn Ser B                                         5.500     05/01/18              2,347,403
                                                                                                                   -------------
                                                                                                                      8,063,532
                                                                                                                   -------------

            NEVADA   1.9%
   1,000    Clark Cnty, NV Indl Dev Rev Southwest Gas Corp PJ Ser A (AMT) (AMBAC
            Insd)                                                                      5.250     07/01/34                995,320
     255    Nevada Hsg Div Single Family Pgm Ser E (AMT) (FHA Gtd)                     6.900     10/01/14                260,442
                                                                                                                   --------------
                                                                                                                       1,255,762
                                                                                                                   --------------

            NEW MEXICO   4.3%
   1,500    Jicarilla, NM Apache Nation Rev Adj Ser A (Acquired 10/23/03, Cost
            $1,514,910) (b)                                                            5.000     09/01/18              1,523,100
   1,250    Jicarilla, NM Apache Nation Rev Adj Ser A (Acquired 10/23/03, Cost
            $1,275,475) (b)                                                            5.500     09/01/23              1,290,475
                                                                                                                   --------------
                                                                                                                       2,813,575
                                                                                                                   --------------

            NEW YORK   23.1%
   1,500    New York City Hsg Dev Corp Multi-Family Hsg Rev Ser A (AMT)                5.500     11/01/34              1,528,755
     920    New York City Indl Dev Agy Civic Fac Rev Touro College Proj Ser A
            (Acquired 6/25/99, Cost $920,000) (b)                                      6.350     06/01/29                871,102
   2,000    New York St Dorm Auth Lease Rev Court Fac Ser A                            5.500     05/15/20              2,133,580
     190    New York St Dorm Auth Rev Mental Hlth Svc Fac (FSA Insd)                   5.875     08/15/16                214,103
   1,555    New York St Dorm Auth Rev Mental Hlth Svc Fac (Prerefunded @ 08/15/10)
            (FSA Insd)                                                                 5.875     08/15/16              1,779,184
   2,000    New York St Dorm Auth Rev Secd Hosp Gen Hosp Ser N Rfdg                    5.750     02/15/18              2,203,180
   1,070    New York St Dorm Auth Rev St Pers Income Tax Ed Ser A                      5.000     03/15/23              1,092,492
   3,100    New York St Med Care Fac Fin Agy Rev NY Hosp Ser A (Prerefunded @
            02/15/05) (AMBAC Insd)                                                     6.800     08/15/24              3,251,249
   1,990    New York St Mtg Agy Rev Ser 101 (AMT)                                      5.400     04/01/32              2,022,576
                                                                                                                   --------------
                                                                                                                      15,096,221
                                                                                                                   --------------

            NORTH CAROLINA   2.8%
   1,700    North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Ser A (MBIA Insd)        5.250     01/01/19              1,812,387
                                                                                                                   --------------

            OHIO   8.3%
   1,500    Akron, OH Ctf Part Akron Muni Baseball Stad Proj                           6.900     12/01/16              1,613,190
   2,000    Akron, OH Income Tax Rev Cmnty Learning Ctrs Ser A (FGIC Insd)             5.250     12/01/19              2,151,880
   1,650    Toledo Lucas Cnty, OH Port Auth Dev Rev Northwest OH Bd Fd Ser C (AMT)     6.375     11/15/32              1,656,089
                                                                                                                   --------------
                                                                                                                       5,421,159
                                                                                                                   --------------
            OKLAHOMA   4.3%
     510    Oklahoma Hsg Fin Agy Single Family Mtg Rev Homeownership Ln Pgm Ser A
            (AMT) (GNMA Collateralized)                                                7.050     09/01/26                512,545
   1,000    Sapula, OK Muni Auth Cap Impt & Rfdg (Prerefunded @ 7/01/10) (FSA Insd)    5.750     07/01/30              1,144,490
   1,000    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd)                      6.250     11/01/22              1,154,300
                                                                                                                   --------------
                                                                                                                       2,811,335
                                                                                                                   --------------

            OREGON   1.7%
   1,000    Portland, OR Swr Sys Rev Ser A (FGIC Insd)                                 5.750     08/01/18              1,116,000
                                                                                                                   --------------

            PENNSYLVANIA   1.7%
   1,000    Hempfield, PA Area Sch Dist Westmoreland Cnty Ser A (FGIC Insd)            5.250     03/15/19              1,081,110
                                                                                                                   --------------

            SOUTH CAROLINA   2.4%
   1,500    South Carolina Jobs Econ Dev Auth Indl Rev SC Elec & Gas Co Proj Ser A
            (AMBAC Insd)                                                               5.200     11/01/27              1,538,835
                                                                                                                   --------------

            SOUTH DAKOTA   2.0%
   1,250    South Dakota St Hlth & Ed Fac Auth Rev Children's Care Hosp Rfdg           6.125     11/01/29              1,305,237
                                                                                                                   --------------

            TEXAS   9.6%
   2,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A (AMT) (FSA Insd)              5.500     11/01/21              2,116,480
   2,000    Houston, TX Util Sys Rev Comb First Lien Ser A Rfdg (FSA Insd)             5.250     05/15/21              2,124,920
   2,000    North Cent TX Hlth Fac Dev Corp Rev Hosp Childrens Med Ctr Dallas
            (AMBAC Insd)                                                               5.250     08/15/32              2,024,940
                                                                                                                   --------------
                                                                                                                       6,266,340
                                                                                                                   --------------

            WASHINGTON   8.2%
   1,500    Chelan Cnty, WA Pub Util Dist No 001 Cons Rev Chelan Hydro Ser A (AMT)
            (MBIA Insd)                                                                5.600     01/01/36              1,549,680
   1,370    Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg (FSA Insd)               5.500     07/01/18              1,479,778
   2,275    Yakima, WA Wtr & Swr Rev Ser B (FGIC Insd)                                 5.000     11/01/21              2,345,389
                                                                                                                   --------------
                                                                                                                       5,374,847
                                                                                                                   --------------

            WISCONSIN   1.9%
   1,205    Wisconsin St Hlth & Ed Fac Auth Rev (ACA Insd)                             6.150     05/15/25              1,236,679
                                                                                                                   --------------


          PUERTO RICO   9.0%
 4,800    Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev Ser Y (FSA Insd) (a)         6.250%       07/01/21             5,845,104
                                                                                                                  --------------

TOTAL LONG-TERM INVESTMENTS   150.3%                                                                                 98,108,664
    (Cost $93,595,744)

TOTAL SHORT-TERM INVESTMENTS   2.7%                                                                                   1,800,000
    (Cost $1,800,000)                                                                                             --------------

TOTAL INVESTMENTS   153.0%
    (Cost $95,395,744)                                                                                               99,908,664

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.9%)                                                                          (616,861)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)   (52.1%)                                                        (34,008,852)
                                                                                                                  --------------

NET ASSETS APPLICABLE TO COMMON SHARES   100.0%                                                                   $  65,282,951
                                                                                                                  ==============

         Percentages are calculated as a percentage of net assets applicable to common shares.

*        Zero Coupon bond

(a) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(b) These securities are restricted and may be resold only in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. Restricted securities comprise 5.6% of net assets applicable to common shares.


ACA      - American Capital Access
AMBAC    - AMBAC Indemnity Corporation
AMT      - Alternative Minimum Tax
FGIC     - Financial Guaranty Insurance Company
FHA      - Federal Housing Administration
FSA      - Financial Security Assurance Inc.
GNMA     - Government National Mortgage Association
MBIA     - Municipal Bond Investors Assurance Corp.

         The futures contracts outstanding as of July 31, 2004 and the description and unrealized appreciation/depreciation were as follows:

                                                                                                                 Unrealized
                                                                                                                Appreciation/
                                                                                         Contracts              Depreciation
     Short Contracts:
     10-Year U.S. Treasury Notes Future September 2004 (Current Notional
           Value of $110,719 per contract)                                                      19              $      (56,258)
     5-Year U.S. Treasury Notes Future September 2004 (Current Notional
           Value of $109,500 per contract)                                                      95                    (170,703)
                                                                                         ----------             ---------------
                                                                                               114              $     (226,961)
                                                                                         ==========             ===============

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Select Sector Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: September 20, 2004